OPTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
OPTIONS
Exercised Share purchase	200,000
stock options expired		$ 1,750,000
Exercised price	$ 0.25
Surplus amount transfer to share capital	$ 25,959
Fair value of the stock option	$ 0	$ 0	$ 869,299